Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 200,117	¥ 205,700
Current		77,522,408	78,005,991
Total	[1]	77,722,525	78,211,691
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		50,075	41,081
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		18,545	24,211
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		131,497	140,408
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		166,660	190,729
Current		52,405,772	53,819,162
Total		52,572,432	54,009,891
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		11,172	12,037
Current		8,333,636	8,212,324
Total		8,344,808	8,224,361
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		39,428	50,888
Current		7,694,085	7,302,938
Total		7,733,513	7,353,826
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,718	9,904
Current		4,645,986	4,263,064
Total		4,655,704	4,272,968
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,940	16,446
Current		5,395,910	5,570,087
Total		5,408,850	5,586,533
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,708	6,157
Current		3,265,194	3,150,698
Total		3,267,902	3,156,855
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			345
Current		3,632,481	3,852,475
Total		3,632,481	3,852,820
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		3,395,784	4,611,900
Total		3,395,784	4,611,900
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		29	986
Current		4,619,307	5,078,936
Total	[2]	4,619,336	5,079,922
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		90,665	93,966
Current		11,423,389	11,776,740
Total		11,514,054	11,870,706
Domestic | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		49,216	40,983
Domestic | 30-59 Days Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,555	1,407
Domestic | 30-59 Days Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,713	2,386
Domestic | 30-59 Days Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,479	1,628
Domestic | 30-59 Days Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		3,193	3,000
Domestic | 30-59 Days Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		594	169
Domestic | 30-59 Days Past Due | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			333
Domestic | 30-59 Days Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,682	32,060
Domestic | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		15,947	24,164
Domestic | 60-89 Days Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		163	179
Domestic | 60-89 Days Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,024	2,360
Domestic | 60-89 Days Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		223	650
Domestic | 60-89 Days Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		886	2,250
Domestic | 60-89 Days Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		81	3,122
Domestic | 60-89 Days Past Due | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			7
Domestic | 60-89 Days Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		13,570	15,596
Domestic | 90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		101,497	125,582
Domestic | 90 Days or More Past Due | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,454	10,451
Domestic | 90 Days or More Past Due | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		35,691	46,142
Domestic | 90 Days or More Past Due | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		7,016	7,626
Domestic | 90 Days or More Past Due | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,861	11,196
Domestic | 90 Days or More Past Due | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,033	2,866
Domestic | 90 Days or More Past Due | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due			12
Domestic | 90 Days or More Past Due | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		29	979
Domestic | 90 Days or More Past Due | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,413	46,310
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		33,457	14,971
Current		25,116,636	24,186,829
Total		25,150,093	24,201,800
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,382,449	6,077,144
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		1,174,665	1,010,704
Foreign | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		859	98
Foreign | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,598	47
Foreign | 90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 30,000	¥ 14,826

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.